Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended
	Jul. 31, 2023	Jul. 25, 2023	Mar. 23, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Stock issued during period, value, new issues				$ 6,100
Employees And Other Cost Saving
Subsequent Event [Line Items]
Percentage of reduction in workforce			35.00%
Common Stock
Subsequent Event [Line Items]
Stock issued during period, shares, new issues				7,878,786
Stock issued during period, value, new issues				$ 1
Subsequent Event
Subsequent Event [Line Items]
Severance costs				$ 400
Subsequent Event | Employees And Other Cost Saving
Subsequent Event [Line Items]
Percentage of reduction in workforce			35.00%
At the Market Offerings | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	2,023,583
Stock issued during period, value, new issues	$ 2,400
July Private Placement | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock issued during period, shares, new issues		2,897,654
Stock issued during period, value, new issues		$ 2,100
July Registered Direct Offering | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock issued during period, shares, new issues		3,859,649
Stock issued during period, value, new issues		$ 2,200